SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
4.	SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies, which affect the consolidated financial statements as a whole, are described in this section. Accounting policies have also been disclosed throughout the notes to the consolidated financial statements where a corresponding note exists, including the following:

Financial Statement Item	Accounting Policy	Accounting Estimates and Judgments
Marketable securities and derivatives (Note 5)	✓
Trade and other receivables (Note 6)	✓	✓
Inventory (Note 9)	✓	✓
Biological assets (Note 10)	✓	✓
Property, plant and equipment (Note 11)	✓	✓
Intangible assets and goodwill (Note 12)	✓	✓
Term loan and other debt (Note 13)	✓
Lease liabilities (Note 15)	✓
Net revenue (Note 16)	✓
Related party transactions (Note 17)	✓
Share capital and reserves (Note 18)	✓	✓
Business acquisitions (Note 19)	✓	✓
Government assistance (Note 20)	✓
Income taxes (Note 21)	✓
Financial instruments (Note 23)	✓
Segmented reporting (Note 26)	✓

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of comprehensive loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive loss and accumulated in equity.

Cash

Cash and cash equivalents is comprised of deposits with banks and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less and are classified and measured at amortized cost which approximates fair value.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

4.  SIGNIFICANT ACCOUNTING POLICIES – continued

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. An amount equivalent to the discounted provision is capitalized within tangible fixed assets and is depreciated over the useful lives of the related assets. The increase in the provision due to passage of time is recognized as interest expense.

Onerous contracts

A provision for onerous contracts is measured at the present value of the lower of the expected cost of terminating the contract and net cost of continuing with the contract, which is determined based on incremental costs necessary to fulfill the obligation under the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Cost of sales

Cost of sales represents costs directly related to manufacturing and distribution of the Company’s products and services. Primary costs include raw materials, packaging, direct labour, overhead, shipping and the depreciation of production equipment and facilities. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance, and property taxes. The Company recognizes the cost of sales as the associated revenue is recognized.

Loss per share

The Company presents basic loss per share data for its common shares, calculated by dividing the net loss available to common shareholders of the Company by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive.